Convertible Loans and Other Financial Liabilities - Equity effect (Details) € in Thousands	Mar. 11, 2020 EUR (€)
Base
Disclosure of financial liabilities [line items]
Fair value host contract	€ 52,090
Conversion 1 year later
Disclosure of financial liabilities [line items]
Fair value host contract	43,678
Effect on capital contribution	8,412
Conversion 1 year earlier
Disclosure of financial liabilities [line items]
Fair value host contract	61,582
Effect on capital contribution	(9,492)
credit spread +10%
Disclosure of financial liabilities [line items]
Fair value host contract	49,558
Effect on capital contribution	2,532
credit spread -10%
Disclosure of financial liabilities [line items]
Fair value host contract	54,819
Effect on capital contribution	€ (2,730)
Minimum
Disclosure of financial liabilities [line items]
Credit spread rate	(10.00%)
Maximum
Disclosure of financial liabilities [line items]
Credit spread rate	10.00%